UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07876

Templeton China World Fund

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:   8/31

Date of reporting period:  05/31/16_

Item 1. Schedule of Investments.

Templeton China World Fund

Statement of Investments, May 31, 2016 (unaudited)

	Country	Shares	Value
Common Stocks 99.0%
Auto Components 0.1%
Weifu High-Technology Co. Ltd., B	China	40,600	$84,117
Xinyi Glass Holdings Ltd.	Hong Kong	130,000	90,171
			174,288
Automobiles 7.2%
Chongqing Changan Automobile Co. Ltd., B	China	2,812,457	3,926,900
Dongfeng Motor Group Co. Ltd., H	China	8,421,478	9,374,297
Jiangling Motors Corp. Ltd., B	China	3,502,646	8,343,282
			21,644,479
Banks 6.3%
BOC Hong Kong (Holdings) Ltd.	Hong Kong	971,500	2,987,962
China Construction Bank Corp., H	China	19,354,926	12,428,718
Industrial and Commercial Bank of China Ltd., H	China	6,391,725	3,388,828
			18,805,508
Beverages 1.6%
Kweichow Moutai Co. Ltd., A	China	14,600	587,735
Yantai Changyu Pioneer Wine Co. Ltd., B	China	1,391,499	4,292,252
			4,879,987
Chemicals 0.8%
Green Seal Holding Ltd.	China	489,000	2,333,216
Construction Materials 2.1%
Asia Cement China Holdings Corp.	China	12,893,271	2,538,568
BBMG Corp., H	China	4,350,000	1,371,481
Huaxin Cement Co. Ltd., B	China	3,919,226	2,465,193
			6,375,242
Distributors 1.7%
Dah Chong Hong Holdings Ltd.	China	11,714,563	5,200,911
Electric Utilities 3.1%
Cheung Kong Infrastructure Holdings Ltd.	Hong Kong	990,548	9,260,734
Electronic Equipment, Instruments & Components 1.2%
Simplo Technology Co. Ltd.	Taiwan	285,948	960,764
Synnex Technology International Corp.	Taiwan	2,551,094	2,536,221
			3,496,985
Food & Staples Retailing 7.2%
Beijing Jingkelong Co. Ltd., H	China	4,271,471	917,969
Dairy Farm International Holdings Ltd.	Hong Kong	2,199,176	14,602,529
President Chain Store Corp.	Taiwan	788,059	5,984,799
			21,505,297
Food Products 5.5%
Uni-President China Holdings Ltd.	China	14,905,280	13,541,885
Uni-President Enterprises Corp.	Taiwan	1,477,394	2,815,163
			16,357,048
Gas Utilities 0.6%
ENN Energy Holdings Ltd.	China	375,300	1,864,233
Health Care Providers & Services 1.6%
Shanghai Pharmaceuticals Holding Co. Ltd., H	China	2,201,100	4,758,645
Independent Power & Renewable Electricity Producers 0.4%
Huaneng Renewables Corp. Ltd., H	China	3,982,000	1,209,338
Industrial Conglomerates 3.8%
CK Hutchison Holdings Ltd.	Hong Kong	278,690	3,229,530

Quarterly Statement of Investments | See Notes to Statement of Investments.

Templeton China World Fund

Statement of Investments, May 31, 2016 (unaudited) (continued)
Hopewell Holdings Ltd.	Hong Kong	2,549,500	8,202,180
			11,431,710
Insurance 4.1%
AIA Group Ltd.	Hong Kong	1,891,900	11,053,207
China Life Insurance Co. Ltd., H	China	563,000	1,259,193
			12,312,400
Internet & Catalog Retail 0.2%
[a] JD.com Inc., ADR	China	30,937	761,360
Internet Software & Services 10.6%
[a] Alibaba Group Holding Ltd., ADR	China	40,620	3,330,840
[a] Baidu Inc., ADR	China	41,630	7,432,620
Tencent Holdings Ltd.	China	949,500	21,089,682
			31,853,142
IT Services 2.2%
[a] Chinasoft International Ltd.	China	974,000	376,023
TravelSky Technology Ltd., H	China	3,270,341	6,194,912
			6,570,935
Machinery 0.2%
[b] Zoomlion Heavy Industry Science and Technology Development Co. Ltd., H	China	1,801,020	579,419
Marine 1.2%
China Shipping Development Co. Ltd., H	China	4,154,000	2,597,987
[a] Sinotrans Shipping Ltd.	China	6,398,500	1,021,020
			3,619,007
Media 0.3%
Poly Culture Group Corp. Ltd., H	China	367,600	866,633
Oil, Gas & Consumable Fuels 9.2%
China Petroleum and Chemical Corp., H	China	32,304,478	21,949,817
CNOOC Ltd.	China	2,247,000	2,680,508
PetroChina Co. Ltd., H	China	4,412,403	3,026,472
			27,656,797
Paper & Forest Products 4.6%
Nine Dragons Paper Holdings Ltd.	China	19,218,000	13,874,116
Pharmaceuticals 1.3%
Tong Ren Tang Technologies Co. Ltd., H	China	2,299,700	3,764,372
Real Estate Management & Development 0.5%
Cheung Kong Property Holdings Ltd.	Hong Kong	261,690	1,631,606
Semiconductors & Semiconductor Equipment 9.0%
GCL-Poly Energy Holdings Ltd.	China	6,545,000	934,904
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	5,394,330	25,904,039
			26,838,943
Textiles, Apparel & Luxury Goods 4.0%
Anta Sports Products Ltd.	China	5,551,355	12,073,133
Transportation Infrastructure 2.8%
COSCO Pacific Ltd.	China	4,814,012	4,887,856
Sichuan Expressway Co. Ltd., H	China	10,070,000	3,421,115
			8,308,971
Wireless Telecommunication Services 5.6%
China Mobile Ltd.	China	1,467,270	16,748,192

Total Common Stocks (Cost $174,573,947)			296,756,647
Short Term Investments 0.8%
Money Market Funds (Cost $1,957,617) 0.7%
[a,c] Institutional Fiduciary Trust Money Market Portfolio	United States	1,957,617	1,957,617

Templeton China World Fund

Statement of Investments, May 31, 2016 (unaudited) (continued)
Investments from Cash Collateral Received for Loaned Securities (Cost
$315,000) 0.1%
Money Market Funds 0.1%
[a,c] Institutional Fiduciary Trust Money Market Portfolio	United States	315,000	315,000
Total Investments (Cost $176,846,564) 99.8%			299,029,264
Other Assets, less Liabilities 0.2%			620,099
Net Assets 100.0%			$299,649,363

a Non-income producing.
b A portion or all of the security is on loan at May 31, 2016.
c See Note 5 regarding investments in affiliated management investment companies.

ABBREVIATIONS
Selected Portfolio

ADR - American Depositary Receipt

Templeton China World Fund

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Templeton China World Fund (Fund) is registered under the Investment Company Act of 1940 as an open end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the
New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the
Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross functional Valuation Committee (VC). The VC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over the counter (OTC)
securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in open end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m.
Eastern time. In addition, trading in certain foreign markets may not take place on every NYSE business day.
Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. INCOME TAXES
At May 31, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Cost of investments	$179,150,185

Unrealized appreciation	$138,374,877
Unrealized depreciation	(18,495,798)
Net unrealized appreciation (depreciation)	$119,879,079

4. CONCENTRATION OF RISK

Investing in securities of "China companies" may include certain risks and considerations not typically associated with investing in U.S. securities. In general, China companies are those that are organized under the laws of, or with a principal office or principal trading market in, the People's Republic of China, Hong Kong, or Taiwan. Such
risks include fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, these securities may not be as liquid as U.S. securities.

5. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies.

% of Affiliated Fund
	Number of Shares			Number of Shares	Value at			Shares Outstanding
	Held at Beginning	Gross	Gross	Held at End of	End of		Investment	Realized	Held at End of
	of Period	Additions	Reductions	Period	Period		Income	Gain (Loss)	Period
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	1,576,042	45,928,514	(45,231,939)	2,272,617	$2,272,617	$	- $	-	0.01%

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments,  interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair  value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At May 31, 2016, all of the Fund’s investments in financial instruments carried at fair value were valued using Level
1 inputs. For detailed categories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period. The reconciliation of assets for the nine months ended May 31, 2016, is as follows:

	Balance at						Net Unrealized
	Beginning of	Purchases	Transfers Into	Transfers Out	Cost Basis Net Realized		Appreciation	Balance at End of
	period	(Sales)	Level 3	of Level 3	Adjustments	Gain (Loss)	(Depreciation)	Period
Assets
Investments in Securities:
Equity Investments:
Marine	$6,778,159	$-	$-	$(8,846,075)	$-	$-	$2,067,916	$-
Transportation Infrastructure	6,115,073	-	-	(5,626,587)	-	-	(488,486)	-
Total Investments in Securities	$12,893,232	$-	$-	$(14,472,662)	$-	$-	$1,579,430	$-

7. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton China World Fund

By /s/ LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date July 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date July 27, 2016

By /s/ MARK H. OTANI

      Mark H. Otani

Chief Financial Officer and

 Chief Accounting Officer

Date July 27, 2016